SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total share-based compensation expense	$ 1,172	$ 1,032
Cost of Revenue [Member]
Total share-based compensation expense	31	18
Research And Development Expense [Member]
Total share-based compensation expense	201	127
Selling And Marketing Expense [Member]
Total share-based compensation expense	382	286
General And Administrative Expense [Member]
Total share-based compensation expense	$ 558	$ 601